ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE INSTITUTIONAL MID-CAP EQUITY GROWTH FUND
Unaudited		March 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 98.1%
CONSUMER DISCRETIONARY 17.0%
Diversified Consumer Services 0.6%
Laureate (1)	42,000	2,477
		2,477
Hotels, Restaurants & Leisure 4.0%
Chipotle Mexican Grill, Class B (1)	26,000	1,492
Gaylord Entertainment (1)	24,000	1,269
International Game Technology	114,000	4,603
Panera Bread, Class A (1)	12,000	709
PF Chang's China Bistro (1)	34,000	1,424
Pinnacle Entertainment (1)	47,000	1,366
The Cheesecake Factory (1)	74,000	1,972
Tim Hortons	68,000	2,069
Wynn Resorts	20,000	1,897
		16,801
Household Durables 1.3%
Garmin	17,000	920
Harman International	49,000	4,708
		5,628
Internet & Catalog Retail 1.2%
Amazon.com (1)	134,000	5,332
		5,332
Media 4.8%
Catalina Marketing	91,000	2,874
Clear Channel Outdoor, Class A (1)	81,000	2,131
Discovery Holding, Series A (1)	163,000	3,118
DreamWorks Animation, Class A (1)	53,000	1,621
EchoStar Communications, Class A (1)	27,600	1,199
Lamar Advertising	104,000	6,549
XM Satellite Radio Holdings, Class A (1)	220,000	2,842
		20,334
Specialty Retail 5.1%
Advance Auto Parts	77,000	2,969
Bed Bath & Beyond (1)	84,000	3,374
Best Buy	50,000	2,436
CarMax (1)	114,000	2,798
O'Reilly Automotive (1)	100,000	3,310
PETsMART	143,000	4,713
Williams-Sonoma	55,000	1,950
		21,550
Total Consumer Discretionary		72,122
CONSUMER STAPLES 1.1%
Beverages 0.3%
Cott (1)	101,000	1,351
		1,351
Food & Staples Retailing 0.8%
Shoppers Drug Mart (CAD)	49,000	2,174
Whole Foods Market	22,000	987
		3,161
Total Consumer Staples		4,512
ENERGY 10.3%
Energy Equipment & Services 4.8%
BJ Services	178,000	4,966
Cameron International (1)	51,000	3,203
FMC Technologies (1)	59,000	4,116
Smith International	124,000	5,958
TETRA Technologies (1)	79,000	1,952
		20,195
Oil, Gas & Consumable Fuels 5.5%
CNX Gas (1)	62,000	1,756
CONSOL Energy	124,000	4,852
EOG Resources	85,000	6,064
Foundation Coal Holdings	41,000	1,408
Murphy Oil	58,000	3,097
XTO Energy	111,000	6,084
		23,261
Total Energy		43,456
FINANCIALS 5.2%
Capital Markets 2.6%
E*TRADE Financial (1)	137,000	2,907
Eaton Vance	106,000	3,778
Legg Mason	13,000	1,225
Nuveen Investments	61,000	2,885
		10,795
Commercial Banks 0.2%
SVB Financial Group (1)	17,000	826
		826
Diversified Financial Services 0.5%
IntercontinentalExchange (1)	18,000	2,200
		2,200
Insurance 1.9%
Assurant	57,000	3,057
Axis Capital Holdings	90,000	3,047
Principal Financial Group	32,000	1,916
		8,020
Total Financials		21,841
HEALTH CARE 17.0%
Biotechnology 5.5%
Alkermes (1)	103,000	1,590
Amylin Pharmaceuticals (1)	39,000	1,457
Cephalon (1)	86,000	6,124
Gilead Sciences (1)	21,000	1,607
Human Genome Sciences (1)	90,000	956
Medarex (1)	45,000	582
MedImmune (1)	168,000	6,114
OSI Pharmaceuticals (1)	35,000	1,155
PDL Biopharma (1)	59,000	1,280
Theravance (1)	40,000	1,180
Vertex Pharmaceuticals (1)	46,000	1,290
		23,335
Health Care Equipment & Supplies 2.4%
C R Bard	27,000	2,147
Edwards Lifesciences (1)	86,000	4,360
Gen-Probe (1)	39,000	1,836
ResMed (1)	26,000	1,310
St. Jude Medical (1)	10,300	387
		10,040
Health Care Providers & Services 5.1%
Community Health System (1)	77,000	2,714
Coventry Health Care (1)	26,000	1,457
DaVita (1)	26,000	1,387
Express Scripts (1)	21,000	1,695
Health Management	113,600	1,235
Health Net (1)	52,000	2,798
Humana (1)	14,000	812
Manor Care	109,000	5,925
Omnicare	88,000	3,500
		21,523
Life Sciences Tools & Services 0.7%
Illumina (1)	38,000	1,113
Qiagen NV (1)	43,000	739
Thermo Fisher Scientific (1)	28,000	1,309
		3,161
Pharmaceuticals 3.3%
Barr Pharmaceuticals (1)	74,000	3,430
Elan, ADR (1)	218,000	2,897
Medicis Pharmaceutical, Class A	40,000	1,233
Mylan Laboratories	71,000	1,501
Sepracor (1)	56,000	2,612
Valeant Pharmaceuticals	128,000	2,213
		13,886
Total Health Care		71,945
INDUSTRIALS & BUSINESS SERVICES 14.9%
Aerospace & Defense 2.4%
Alliant Techsystems (1)	40,000	3,517
Rockwell Collins	103,000	6,894
		10,411
Air Freight & Logistics 0.7%
UTi Worldwide	114,000	2,802
		2,802
Airlines 0.9%
Southwest Airlines	276,000	4,057
		4,057
Building Products 0.8%
American Standard	67,000	3,552
		3,552
Commercial Services & Supplies 3.2%
ChoicePoint (1)	79,000	2,957
IHS (1)	35,000	1,439
Manpower	78,000	5,754
Resources Global Professionals (1)	21,000	672
Robert Half International	47,000	1,739
Saic (1)	48,000	831
		13,392
Construction & Engineering 0.1%
Quanta Services (1)	22,000	555
		555
Electrical Equipment 1.3%
AMETEK	156,000	5,388
		5,388
Industrial Conglomerates 1.9%
Roper Industries	144,000	7,903
		7,903
Machinery 2.2%
Danaher	26,000	1,858
ITT	53,000	3,197
Oshkosh Truck	78,000	4,134
		9,189
Trading Companies & Distributors 1.4%
Fastenal	68,000	2,383
MSC Industrial Direct	15,000	700
United Rentals (1)	99,000	2,723
		5,806
Total Industrials & Business Services		63,055
INFORMATION TECHNOLOGY 26.1%
Communications Equipment 3.1%
ADTRAN	54,000	1,315
Ciena (1)	57,000	1,593
Comverse Technology (1)	56,000	1,196
Harris	83,000	4,229
Juniper Networks (1)	243,000	4,782
		13,115
Computers & Peripherals 0.9%
Avid Technology (1)	64,000	2,232
Seagate Technology	65,000	1,515
		3,747
Electronic Equipment & Instruments 3.3%
Cogent (1)	84,000	1,130
Dolby Laboratories, Class A (1)	59,000	2,036
First Solar (1)	35,000	1,820
Flextronics (1)	163,000	1,783
FLIR Systems (1)	99,000	3,531
Jabil Circuit	100,000	2,141
Sunpower (1)	35,000	1,593
		14,034
Internet Software & Services 3.5%
aQuantive (1)	102,000	2,847
CNET Networks (1)	242,000	2,108
Monster Worldwide (1)	100,000	4,737
VeriSign (1)	209,000	5,250
		14,942
IT Services 4.5%
CACI International, Class A (1)	43,000	2,015
Checkfree (1)	86,000	3,190
DST Systems (1)	82,000	6,166
Global Payments	81,000	2,759
Iron Mountain (1)	120,000	3,136
Moneygram International	70,000	1,943
		19,209
Semiconductor & Semiconductor Equipment 6.2%
Altera (1)	127,000	2,539
Fairchild Semiconductor, Class A (1)	84,000	1,404
Intersil Holding, Class A	139,000	3,682
Marvell Technology Group (1)	223,000	3,749
Microchip Technology	84,000	2,984
ON Semiconductor (1)	219,000	1,953
PMC-Sierra (1)	277,000	1,942
Spansion, Class A (1)	79,000	963
Teradyne (1)	214,000	3,540
Xilinx	135,000	3,474
		26,230
Software 4.6%
Adobe Systems (1)	35,000	1,459
Amdocs (1)	114,000	4,159
Autodesk (1)	53,000	1,993
Intuit (1)	57,000	1,559
Jack Henry & Associates	88,000	2,116
McAfee (1)	60,000	1,745
NAVTEQ (1)	80,000	2,760
Red Hat (1)	117,000	2,683
Salesforce.com (1)	19,000	814
		19,288

Total Information Technology		110,565

MATERIALS 0.7%

Metals & Mining 0.7%
Agnico-Eagle Mines	27,000	956
Teck Cominco, Class B	28,000	1,949
Total Materials		2,905
TELECOMMUNICATION SERVICES 5.8%
Diversified Telecommunication Services 0.6%
Time Warner Telecom, Class A (1)	128,000	2,658
		2,658
Wireless Telecommunication Services 5.2%
American Tower Systems, Class A (1)	137,000	5,336
Crown Castle International (1)	178,000	5,719
Leap Wireless International (1)	55,000	3,629
Rogers Communications, Class B	176,000	5,766
SBA Communications (1)	43,000	1,271
		21,721
Total Telecommunication Services		24,379

Total Common Stocks (Cost $275,696)		414,780
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve
Investment Fund, 5.26% (2)(3)	1,034,378	1,034
Total Short-Term Investments (Cost $1,034)		1,034

Total Investments in Securities
98.3% of Net Assets (Cost $276,730)		$415,814

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 3
ADR	American Depository Receipts
CAD	Canadian Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Mid-Cap Equity Growth Fund
Unaudited	March 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Equity Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Mid-Cap Equity Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for federal income tax purposes was $276,730,000. Net unrealized gain aggregated $139,084,000 at period-end, of which $146,976,000 related to appreciated investments and $7,892,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended March 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $87,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at March 31, 2007, and December 31, 2006, was $1,034,000 and $9,935,000, respectively.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP VALUE FUND
Unaudited		March 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 98.1%
CONSUMER DISCRETIONARY 12.8%
Automobiles 0.7%
GM	48,800	1,495
		1,495
Diversified Consumer Services 1.0%
H&R Block	105,600	2,222
		2,222
Household Durables 1.2%
Newell Rubbermaid	86,300	2,683
		2,683
Internet & Catalog Retail 1.0%
Liberty Media Interactive, Class A (1)	93,100	2,218
		2,218
Media 6.9%
CBS, Class B	35,350	1,081
Comcast, Class A (1)	71,550	1,857
Disney	64,900	2,235
Dow Jones	38,650	1,332
Liberty Media Capital, Class A (1)	19,960	2,207
New York Times, Class A	74,100	1,742
Time Warner	193,750	3,821
Viacom, Class B (1)	39,050	1,605
		15,880
Specialty Retail 2.0%
Home Depot	81,300	2,987
RadioShack	63,100	1,706
		4,693
Total Consumer Discretionary		29,191
CONSUMER STAPLES 8.1%
Beverages 3.3%
Anheuser-Busch	71,700	3,618
Coca-Cola	79,800	3,830
		7,448
Food & Staples Retailing 1.2%
Wal-Mart	61,100	2,869
		2,869
Food Products 1.5%
Campbell Soup	36,050	1,404
General Mills	35,800	2,084
		3,488
Personal Products 1.2%
Avon	72,300	2,694
		2,694
Tobacco 0.9%
Altria Group	23,900	2,099
		2,099
Total Consumer Staples		18,598
ENERGY 12.8%
Energy Equipment & Services 2.1%
Baker Hughes	71,900	4,755
		4,755
Oil, Gas & Consumable Fuels 10.7%
Chevron	80,800	5,976
ExxonMobil	79,600	6,006
Murphy Oil	52,600	2,809
Royal Dutch Shell, ADR, Class A	34,600	2,294
Spectra Energy	50,275	1,320
Total, ADR	86,600	6,043
		24,448
Total Energy		29,203
FINANCIALS 25.6%
Capital Markets 6.3%
Ameriprise Financial	40,108	2,292
Mellon Financial	74,000	3,192
Merrill Lynch	33,450	2,732
Morgan Stanley	44,000	3,465
State Street	41,500	2,687
		14,368
Commercial Banks 3.0%
Fifth Third Bancorp	71,800	2,778
U.S. Bancorp	112,550	3,936
		6,714
Consumer Finance 0.9%
American Express	37,640	2,123
		2,123
Diversified Financial Services 7.4%
Bank of America	112,000	5,714
Citigroup	78,133	4,012
JPMorgan Chase	148,286	7,174
		16,900
Insurance 7.2%
American International Group	57,500	3,865
Genworth Financial, Class A	56,400	1,971
Hartford Financial Services	27,700	2,648
Lincoln National	27,000	1,830
Marsh & McLennan	158,000	4,628
The Travelers Companies	30,700	1,589
		16,531
Thrifts & Mortgage Finance 0.8%
Fannie Mae	34,300	1,872
		1,872
Total Financials		58,508
HEALTH CARE 8.3%
Health Care Equipment & Supplies 0.5%
Boston Scientific (1)	75,400	1,096
		1,096
Pharmaceuticals 7.8%
Bristol Myers Squibb	44,600	1,238
Johnson & Johnson	55,900	3,369
Merck	99,300	4,386
Pfizer	146,200	3,693
Schering-Plough	95,800	2,444
Wyeth	52,950	2,649
		17,779
Total Health Care		18,875
INDUSTRIALS & BUSINESS SERVICES 11.8%
Aerospace & Defense 1.4%
Honeywell International	14,900	686
Raytheon	49,750	2,610
		3,296
Commercial Services & Supplies 1.3%
Waste Management	83,800	2,883
		2,883
Industrial Conglomerates 6.4%
3M	30,300	2,316
GE	202,300	7,153
Tyco International	161,250	5,088
		14,557
Machinery 1.0%
Illinois Tool Works	44,900	2,317
		2,317
Road & Rail 1.7%
Union Pacific	37,600	3,818
		3,818
Total Industrials & Business Services		26,871
INFORMATION TECHNOLOGY 5.7%
Computers & Peripherals 2.4%
Dell (1)	75,600	1,755
IBM	40,500	3,817
		5,572
Semiconductor & Semiconductor Equipment 1.3%
Intel	156,600	2,996
		2,996
Software 2.0%
Microsoft	164,400	4,582
		4,582
Total Information Technology		13,150
MATERIALS 4.2%
Chemicals 1.7%
Dow Chemical	19,850	910
DuPont	60,040	2,968
		3,878
Metals & Mining 0.5%
Nucor	17,300	1,127
		1,127
Paper & Forest Products 2.0%
Bowater	39,300	936
International Paper	98,800	3,596
		4,532
Total Materials		9,537
TELECOMMUNICATION SERVICES 5.3%
Diversified Telecommunication Services 3.4%
AT&T	96,100	3,789
Qwest Communications International (1)	171,600	1,543
Verizon Communications	68,500	2,597
		7,929
Wireless Telecommunication Services 1.9%
Alltel	24,000	1,488
Sprint Nextel	148,050	2,807
		4,295
Total Telecommunication Services		12,224
UTILITIES 3.5%
Electric Utilities 2.4%
Duke Energy	94,550	1,919
Entergy	33,600	3,525
		5,444
Multi-Utilities 1.1%
NiSource	106,700	2,608
		2,608
Total Utilities		8,052
Total Common Stocks (Cost $186,509)		224,209
SHORT-TERM INVESTMENTS 2.3%
Money Market Funds 2.2%
T. Rowe Price Reserve Investment Fund, 5.37% (2)(3)	4,938,372	4,938
		4,938
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 4.916%, 6/21/07	300,000	297
		297
Total Short-Term Investments (Cost $5,235)		5,235
Total Investments in Securities
100.4% of Net Assets (Cost $191,744)		$229,444

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 3
ADR	American Depository Receipts

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price Institutional Large-Cap Value Fund
Unaudited	March 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Equity Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Large-Cap Value Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for federal income tax purposes was $191,744,000. Net unrealized gain aggregated $37,700,000 at period-end, of which $39,537,000 related to appreciated investments and $1,837,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended March 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $54,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at March 31, 2007, and December 31, 2006, was $4,938,000 and $23,731,000, respectively.

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND
Unaudited		March 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 97.1%
CONSUMER DISCRETIONARY 13.9%
Auto Components 0.4%
Strattec Security (1)	11,800	525
TRW (1)	39,600	1,379
		1,904
Automobiles 0.0%
Winnebago	2,400	81
		81
Distributors 0.2%
Keystone Automotive (1)	29,000	977
		977
Diversified Consumer Services 1.4%
Bright Horizons Family Solutions (1)	12,074	456
Corinthian Colleges (1)	160,000	2,200
Matthews International, Class A	79,400	3,231
		5,887
Hotels, Restaurants & Leisure 3.1%
Applebee's	58,737	1,456
BJ's Restaurants (1)	40,100	847
CEC Entertainment (1)	27,100	1,126
Panera Bread, Class A (1)	31,500	1,860
PF Chang's China Bistro (1)	22,500	942
Red Robin Gourmet Burgers (1)	46,200	1,794
Ruby Tuesday	21,100	603
Sonic (1)	107,850	2,403
Texas Roadhouse (1)	13,800	197
The Cheesecake Factory (1)	72,650	1,936
		13,164
Household Durables 1.3%
Jarden (1)	45,375	1,738
Meritage (1)	64,300	2,066
Standard Pacific	83,100	1,734
		5,538
Internet & Catalog Retail 0.4%
priceline.com (1)	31,300	1,667
		1,667
Leisure Equipment & Products 1.0%
Brunswick	46,200	1,471
MarineMax (1)	43,200	1,001
Polaris Industries	5,100	245
Pool	42,512	1,522
		4,239
Media 1.1%
Belo Corporation, Class A	74,500	1,391
Emmis Communications	43,400	366
Entercom Communications	23,800	671
Scholastic (1)	74,200	2,308
Young Broadcasting (1)	34,500	139
		4,875
Multiline Retail 0.3%
Big Lots (1)	41,500	1,298
		1,298
Specialty Retail 4.2%
AC Moore Arts & Crafts (1)	18,900	403
AnnTaylor Stores (1)	94,650	3,670
Borders Group	108,400	2,213
Christopher & Banks	54,075	1,053
Cost Plus (1)	45,600	456
Hibbett Sports (1)	48,500	1,387
Hot Topic (1)	98,200	1,090
J Crew Group (1)	10,800	434
Monro Muffler Brake	49,400	1,734
The Finish Line, Class A	30,300	382
Tween Brands (1)	45,500	1,625
Zale (1)	67,800	1,789
Zumiez (1)	51,500	2,066
		18,302
Textiles, Apparel & Luxury Goods 0.5%
Under Armour (1)	16,600	852
Warnaco Group (1)	41,900	1,190
		2,042
Total Consumer Discretionary		59,974
CONSUMER STAPLES 1.4%
Food & Staples Retailing 1.2%
Casey's General Stores	92,700	2,319
Pantry (1)	43,700	1,976
Wild Oats Markets (1)	56,700	1,032
		5,327
Food Products 0.1%
Seneca Foods, Class A (1)	10,900	290
Seneca Foods, Class B (1)	7,100	199
		489
Personal Products 0.1%
Bare Escentuals (1)	8,900	319
		319
Total Consumer Staples		6,135
ENERGY 5.5%
Energy Equipment & Services 3.2%
FMC Technologies (1)	24,300	1,695
Hanover Compressor (1)	92,800	2,065
Hydril (1)	18,400	1,771
Input/Output (1)	73,500	1,013
Key Energy Services (1)	14,700	240
Seacor Holdings (1)	51,100	5,028
Union Drilling (1)	27,900	396
W-H Energy Services (1)	28,800	1,346
		13,554
Oil, Gas & Consumable Fuels 2.3%
Bill Barrett (1)	78,600	2,547
Forest Oil (1)	91,100	3,040
Foundation Coal Holdings	56,800	1,951
Geomet (1)	83,600	737
Mariner Energy (1)	92,457	1,769
		10,044

Total Energy		23,598
FINANCIALS 17.0%

Capital Markets 2.7%
Affiliated Managers Group (1)	31,500	3,413
FCStone Group (1)	6,400	239
Investors Financial Services	29,400	1,710
MarketAxess Holdings (1)	57,100	956
optionsXpress Holdings	36,600	861
Penson Worldwide (1)	53,600	1,618
Piper Jaffray Cos (1)	43,800	2,713
		11,510
Commercial Banks 6.8%
Boston Private Financial	39,800	1,111
Cascade Bancorp	60,125	1,560
Chittenden	112,850	3,407
Citizens Banking	91,900	2,036
Frontier Financial	34,850	870
Glacier Bancorp	99,033	2,381
Pinnacle Financial Partners (1)	36,200	1,104
Placer Sierra Bancshares	48,400	1,310
Preferred Bank Los Angeles California	19,350	759
Prosperity Bancshares	60,100	2,088
Provident Bankshares	53,800	1,768
Sandy Spring Bancorp	40,600	1,406
Seacoast Banking, Class A	44,100	1,000
Signature Bank (1)	37,800	1,230
Texas Capital Bancshares (1)	44,800	918
United Community Banks	12,300	403
Valley National Bancorp	85,949	2,170
WestAmerica	66,200	3,189
Western Alliance Bancorp (1)	2,700	84
Wintrust Financial	11,800	526
		29,320
Insurance 4.0%
Assured Guaranty	104,300	2,850
Bristol West Holdings	82,300	1,825
Employers Holdings (1)	22,100	442
First Mercury Financial (1)	7,300	150
Infinity Property & Casualty	56,700	2,657
Markel (1)	6,100	2,957
National Financial Partners	20,600	966
Ohio Casualty	140,400	4,205
Selective Insurance	42,400	1,080
		17,132
Real Estate Investment Trusts (REITs) 2.5%
DiamondRock Hospitality, REIT	49,400	939
EastGroup Properties, REIT	51,900	2,648
Equity Lifestyle Properties, REIT	14,600	789
Essex Property Trust, REIT	5,100	660
LaSalle Hotel Properties, REIT	27,600	1,280
Parkway Properties, REIT	22,200	1,160
PS Business Parks, REIT	23,900	1,685
Washington SBI, REIT	44,200	1,654
		10,815
Thrifts & Mortgage Finance 1.0%
First Niagara Financial	166,400	2,315
NewAlliance Bancshares	140,900	2,284
		4,599

Total Financials		73,376
HEALTH CARE 14.7%

Biotechnology 3.5%
Alexion Pharmaceutical (1)	20,300	878
Alkermes (1)	50,100	774
Altus Pharmaceuticals (1)	9,373	143
Amylin Pharmaceuticals (1)	26,000	971
Cephalon (1)	20,476	1,458
Cubist Pharmaceuticals (1)	49,900	1,101
Cytokinetics (1)	4,800	33
deCode genetics (1)	49,800	182
Incyte (1)	97,850	645
InterMune (1)	68,200	1,682
Martek Biosciences (1)	45,000	928
Memory Pharmaceuticals (1)	26,300	44
Myriad Genetics (1)	57,100	1,968
Neurocrine Biosciences (1)	26,300	329
ONYX Pharmaceuticals (1)	23,800	591
Rigel Pharmaceuticals (1)	43,000	467
Senomyx (1)	38,500	477
Tercica (1)	31,300	183
Theravance (1)	19,200	566
Trimeris (1)	27,600	190
Vertex Pharmaceuticals (1)	48,262	1,353
		14,963
Health Care Equipment & Supplies 4.7%
Analogic	23,900	1,503
DJO (1)	37,000	1,402
Edwards Lifesciences (1)	33,000	1,673
Greatbatch (1)	37,900	966
Home Diagnostics (1)	12,600	136
Integra LifeSciences (1)	72,700	3,314
Northstar Neuroscience (1)	20,300	260
NuVasive (1)	35,900	853
NxStage Medical (1)	40,600	541
ResMed (1)	84,300	4,246
Stereotaxis (1)	31,100	370
Steris	57,100	1,517
Thoratec (1)	88,200	1,843
Wright Medical Group (1)	74,300	1,656
		20,280
Health Care Providers & Services 4.9%
AMERIGROUP (1)	31,600	961
Animal Health International (1)	8,300	100
Centene (1)	73,600	1,545
HealthExtras (1)	58,100	1,672
Henry Schein (1)	63,500	3,504
LifePoint Hospitals (1)	70,700	2,702
Odyssey Healthcare (1)	17,500	230
Sunrise Senior Living (1)	154,100	6,090
Symbion (1)	57,500	1,127
United Surgical Partners (1)	92,900	2,862
Visicu (1)	2,700	21
VistaCare, Class A (1)	32,600	284
		21,098
Life Sciences Tools & Services 0.2%
Exelixis (1)	72,000	716
Nektar Therapeutics (1)	16,100	210
		926
Pharmaceuticals 1.4%
Alexza Pharmaceuticals (1)	15,000	193
Cadence Pharmaceuticals (1)	12,000	178
Inspire Pharmaceuticals (1)	80,100	456
Medicines Company (1)	32,400	812
Medicis Pharmaceutical, Class A	70,700	2,179
Noven Pharmaceuticals (1)	59,000	1,369
Xenoport (1)	30,400	847
		6,034
Total Health Care		63,301
INDUSTRIALS & BUSINESS SERVICES 19.6%
Aerospace & Defense 2.4%
Argon ST (1)	26,300	696
Armor Holdings (1)	60,100	4,047
Moog, Class A (1)	59,900	2,495
Teledyne Technologies (1)	83,800	3,137
		10,375
Air Freight & Logistics 1.1%
EGL (1)	71,000	2,814
Pacer International	13,900	375
UTi Worldwide	64,700	1,590
		4,779
Airlines 0.4%
AirTran (1)	103,200	1,060
Frontier Airlines Holdings (1)	45,600	274
Midwest Air Group (1)	32,500	439
		1,773
Building Products 0.2%
Simpson Manufacturing	30,000	925
		925
Commercial Services & Supplies 3.6%
American Reprographics (1)	30,100	927
Angelica	38,700	1,066
G & K Services, Class A	53,800	1,952
Kforce (1)	66,900	921
LECG (1)	65,400	947
Multi-Color	24,600	862
Pike Electric (1)	43,600	788
Resources Global Professionals (1)	86,800	2,777
Ritchie Bros Auctioneers	38,300	2,241
Synagro Technologies	79,300	452
Waste Connections (1)	87,200	2,611
		15,544
Construction & Engineering 0.4%
Infrasource Services (1)	30,900	943
Insituform Technologies (1)	38,100	792
		1,735
Electrical Equipment 3.0%
Baldor Electric	101,300	3,823
Belden CDT	68,600	3,676
Franklin Electric	20,700	963
Smith AO	97,800	3,738
Woodward Governor	13,800	568
		12,768
Machinery 5.8%
3-D Systems (1)	26,200	574
Accuride (1)	88,000	1,285
Actuant, Class A	60,260	3,062
Cascade	23,600	1,413
ESCO Technologies (1)	56,000	2,510
Graco	57,000	2,232
Harsco	105,000	4,710
IDEX	21,700	1,104
Lindsay	48,300	1,536
RBC Bearings (1)	61,000	2,039
Toro	86,800	4,448
		24,913
Road & Rail 0.7%
Heartland Express	35,645	566
Knight Transportation	112,300	2,001
Ryder System	14,400	711
		3,278
Trading Companies & Distributors 2.0%
Applied Industrial Technologies	121,500	2,982
Electro Rent (1)	27,700	399
H&E Equipment Services (1)	77,800	1,673
Interline Brands (1)	63,800	1,398
NuCo2 (1)	54,500	1,374
Transdigm Group (1)	18,500	673
		8,499

Total Industrials & Business Services		84,589

INFORMATION TECHNOLOGY 19.3%

Communications Equipment 1.0%
Acme Packet (1)	8,600	127
ADTRAN	58,100	1,415
Finisar (1)	421,900	1,477
IXIA (1)	44,100	410
Optium (1)	17,100	332
Tekelec (1)	28,100	419
		4,180
Computers & Peripherals 1.7%
Emulex (1)	57,700	1,055
Intermec (1)	29,800	666
Neoware (1)	27,700	279
Palm (1)	167,900	3,044
Synaptics (1)	26,200	670
Xyratex (1)	71,000	1,695
		7,409
Electronic Equipment & Instruments 2.5%
Cogent (1)	13,000	175
DTS (1)	36,900	894
Global Imaging Systems (1)	13,500	263
IPG Photonics (1)	18,100	347
KEMET (1)	85,300	653
Littelfuse (1)	42,300	1,717
Measurement Specialties (1)	400	9
Methode Electronics	51,700	764
MTS Systems	52,300	2,031
National Instruments	33,500	879
Newport (1)	51,000	835
Orbotech (1)	46,700	1,029
Plexus (1)	21,000	360
Scansource (1)	34,100	915
		10,871
Internet Software & Services 1.6%
24/7 Media (1)	116,100	932
Bankrate (1)	36,800	1,297
CNET Networks (1)	168,300	1,466
Digital River (1)	31,100	1,718
Websense (1)	53,000	1,219
WebSideStory (1)	25,700	333
		6,965
IT Services 1.8%
CACI International, Class A (1)	32,700	1,532
Global Payments	67,800	2,309
Heartland Payment Systems	29,500	698
MPS Group (1)	140,900	1,994
RightNow Technologies (1)	75,100	1,230
		7,763
Semiconductor & Semiconductor Equipment 5.9%
Advanced Analogic Technologies (1)	85,600	563
AMIS Holdings (1)	15,800	173
Atheros Communications (1)	30,600	732
ATMI (1)	16,100	492
Brooks-Pri Automation (1)	69,700	1,195
Cabot Microelectronics (1)	22,700	761
Conexant Systems (1)	809,100	1,335
Cymer (1)	36,000	1,496
Diodes (1)	54,700	1,906
Entegris (1)	219,461	2,348
Exar (1)	73,100	968
FEI (1)	66,800	2,409
Lattice Semiconductor (1)	142,800	835
Mattson Technology (1)	71,500	651
MKS Instruments (1)	38,000	970
Nextest Systems (1)	45,500	637
ON Semiconductor (1)	14,500	129
PDF Solutions (1)	86,300	974
Power Integrations (1)	42,600	965
Semitool (1)	40,300	524
Semtech (1)	107,300	1,447
Silicon Laboratories (1)	43,500	1,302
Standard Microsystems (1)	50,200	1,533
Virage Logic (1)	14,900	108
Volterra Semiconductor (1)	42,100	550
Zarlink Semiconductor (1)	212,200	439
		25,442
Software 4.8%
Altiris (1)	29,500	971
Bottomline Technologies (1)	52,800	575
Catapult Communications (1)	23,900	233
FactSet Research Systems	63,800	4,010
Hyperion Solutions (1)	41,400	2,146
Jack Henry & Associates	170,100	4,091
Kronos (1)	12,000	642
Motive (1)	49,300	175
Progress Software (1)	47,800	1,491
Quest Software (1)	83,800	1,363
Red Hat (1)	47,400	1,087
SPSS (1)	28,000	1,011
THQ (1)	58,500	2,000
Wind River Systems (1)	69,600	692
		20,487

Total Information Technology		83,117
MATERIALS 2.4%

Chemicals 1.2%
Arch Chemicals	70,600	2,204
Ferro	60,500	1,307
MacDermid	21,300	743
Material Sciences (1)	37,200	371
Symyx Technologies (1)	36,600	649
		5,274
Containers & Packaging 0.1%
Chesapeake Corp.	36,500	551
Smurfit-Stone Container (1)	3,300	37
		588
Metals & Mining 1.1%
Gibraltar Industries	35,050	793
Lihir Gold (AUD) (1)	466,916	1,234
Meridian Gold (1)	95,900	2,448
		4,475
Total Materials		10,337
TELECOMMUNICATION SERVICES 1.0%
Diversified Telecommunication Services 0.8%
Aruba Networks (1)	14,700	216
NTELOS (1)	44,300	851
Premiere Global Services (1)	55,100	618
Time Warner Telecom, Class A (1)	85,100	1,768
		3,453
Wireless Telecommunication Services 0.2%
SBA Communications (1)	26,000	768
		768
Total Telecommunication Services		4,221
UTILITIES 2.3%
Electric Utilities 1.4%
Cleco	45,100	1,165
El Paso Electric (1)	40,600	1,070
Empire District Electronics	47,500	1,178
Unisource Energy	71,000	2,666
		6,079
Gas Utilities 0.7%
Chesapeake Utilities	3,750	116
SEMCO Energy (1)	50,400	384
Southwest Gas	70,300	2,733
		3,233
Multi-Utilities 0.2%
Black Hills	21,600	794
		794
Total Utilities		10,106
Total Common Stocks (Cost $288,355)		418,754
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.6%
T. Rowe Price Reserve Investment Fund, 5.37% (2)(3)	2,510,433	2,510
Total Short-Term Investments (Cost $2,510)		2,510
Total Investments in Securities
97.7% of Net Assets (Cost $290,865)		$421,264

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 3
AUD	Australian Dollar
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Small-Cap Stock Fund
Unaudited	March 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Equity Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Small-Cap Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for federal income tax purposes was $290,865,000. Net unrealized gain aggregated $130,399,000 at period-end, of which $144,629,000 related to appreciated investments and $14,230,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended March 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $176,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at March 31, 2007, and December 31, 2006, was $2,510,000 and $15,220,000, respectively.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP GROWTH FUND
Unaudited		March 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 98.9%
CONSUMER DISCRETIONARY 17.6%
Hotels, Restaurants & Leisure 3.8%
International Game Technology	443,900	17,925
Marriott, Class A	192,100	9,405
Wynn Resorts	62,900	5,967
		33,297
Household Durables 1.3%
Harman International	121,000	11,626
		11,626
Internet & Catalog Retail 2.2%
Amazon.com (1)	481,800	19,171
		19,171
Media 3.3%
EchoStar Communications, Class A (1)	227,000	9,859
Lamar Advertising	217,000	13,664
XM Satellite Radio Holdings, Class A (1)	422,800	5,463
		28,986
Multiline Retail 4.1%
Kohl's (1)	247,500	18,961
Target	280,800	16,640
		35,601
Specialty Retail 2.4%
Bed Bath & Beyond (1)	316,400	12,710
Lowes	254,100	8,001
		20,711
Textiles, Apparel & Luxury Goods 0.5%
Coach (1)	89,900	4,499
		4,499
Total Consumer Discretionary		153,891
CONSUMER STAPLES 3.7%
Food & Staples Retailing 3.7%
CVS/Caremark	314,060	10,722
Wal-Mart	179,500	8,428
Walgreen	289,300	13,276
Total Consumer Staples		32,426
ENERGY 2.0%
Energy Equipment & Services 2.0%
Schlumberger	256,200	17,703
Total Energy		17,703
FINANCIALS 9.5%
Capital Markets 8.0%
E*TRADE Financial (1)	591,500	12,552
Franklin Resources	150,000	18,124
Morgan Stanley	210,800	16,603
State Street	359,900	23,303
		70,582
Diversified Financial Services 1.5%
Chicago Mercantile Exchange Holdings	15,400	8,200
IntercontinentalExchange (1)	40,100	4,901
		13,101
Total Financials		83,683
HEALTH CARE 15.9%
Biotechnology 7.6%
Amgen (1)	183,100	10,232
Celgene (1)	179,700	9,427
Cephalon (1)	77,000	5,483
Genentech (1)	204,900	16,826
Gilead Sciences (1)	325,700	24,916
		66,884
Health Care Equipment & Supplies 2.6%
Medtronic	321,400	15,768
St. Jude Medical (1)	193,400	7,274
		23,042
Health Care Providers & Services 4.8%
Medco (1)	142,100	10,307
UnitedHealth Group	322,300	17,072
WellPoint (1)	183,000	14,841
		42,220
Pharmaceuticals 0.9%
Sepracor (1)	155,700	7,260
		7,260
Total Health Care		139,406
INDUSTRIALS & BUSINESS SERVICES 9.7%
Air Freight & Logistics 1.2%
Expeditors International of Washington	258,700	10,690
		10,690
Airlines 1.9%
Southwest Airlines	1,152,800	16,946
		16,946
Industrial Conglomerates 4.4%
GE	1,092,500	38,631
		38,631
Machinery 2.2%
Danaher	264,900	18,927
		18,927
Total Industrials & Business Services		85,194
INFORMATION TECHNOLOGY 35.4%
Communications Equipment 3.8%
Juniper Networks (1)	1,267,300	24,941
QUALCOMM	196,300	8,374
		33,315
Computers & Peripherals 1.5%
Apple (1)	139,000	12,914
		12,914
Internet Software & Services 6.3%
eBay (1)	363,000	12,033
Google, Class A (1)	57,200	26,207
Monster Worldwide (1)	197,000	9,332
Yahoo! (1)	260,000	8,135
		55,707
IT Services 3.3%
Accenture, Class A	447,000	17,227
Automatic Data Processing (1)	266,500	11,659
Broadridge Financial (1)	19,325	381
		29,267
Semiconductor & Semiconductor Equipment 11.7%
Analog Devices	432,700	14,924
Applied Materials	871,500	15,966
Broadcom, Class A (1)	387,300	12,421
Intel	571,300	10,929
Marvell Technology Group (1)	964,200	16,208
Maxim Integrated Products	459,500	13,509
Xilinx	715,000	18,397
		102,354
Software 8.8%
Adobe Systems (1)	297,300	12,397
Autodesk (1)	275,400	10,355
Electronic Arts (1)	134,800	6,789
Microsoft	1,188,300	33,118
NAVTEQ (1)	198,000	6,831
Red Hat (1)	334,700	7,675
		77,165
Total Information Technology		310,722
MATERIALS 0.9%
Chemicals 0.9%
Monsanto	147,500	8,107
Total Materials		8,107
TELECOMMUNICATION SERVICES 4.2%
Wireless Telecommunication Services 4.2%
American Tower Systems, Class A (1)	936,800	36,488
Total Telecommunication Services		36,488
Total Common Stocks (Cost $830,702)		867,620
SHORT-TERM INVESTMENTS 1.3%
Money Market Funds 1.3%
T. Rowe Price Reserve Investment Fund, 5.37% (2)(3)	11,349,491	11,349
Total Short-Term Investments (Cost $11,349)		11,349
Total Investments in Securities
100.2% of Net Assets (Cost $842,051)		$878,969

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 3

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Large-Cap Growth Fund
Unaudited	March 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Equity Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Large-Cap Growth Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital appreciation through investments in common stocks of growth companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for federal income tax purposes was $842,051,000. Net unrealized gain aggregated $36,918,000 at period-end, of which $57,013,000 related to appreciated investments and $20,095,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended March 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $351,000 and the value of shares of the T. Rowe Price Reserve Investment Funds held at March 31, 2007, and December 31, 2006, was $11,349,000 and $16,497,000, respectively.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP CORE GROWTH FUND
Unaudited		March 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 99.3%
CONSUMER DISCRETIONARY 10.7%
Hotels, Restaurants & Leisure 2.7%
International Game Technology	5,900	238
Marriott, Class A	4,300	210
McDonald's	800	36
MGM Mirage (1)	700	49
Wynn Resorts	1,800	171
		704
Household Durables 0.9%
Fortune Brands	100	8
Garmin	100	6
Harman International	2,200	211
		225
Internet & Catalog Retail 1.1%
Amazon.com (1)	6,800	270
		270
Media 1.3%
Grupo Televisa, ADR	4,400	131
Time Warner	3,600	71
Viacom, Class B (1)	3,500	144
		346
Multiline Retail 2.9%
Kohl's (1)	5,900	452
Target	4,900	290
		742
Specialty Retail 1.2%
Bed Bath & Beyond (1)	3,000	121
Best Buy	575	28
Home Depot	4,200	154
		303
Textiles, Apparel & Luxury Goods 0.6%
Coach (1)	2,200	110
Nike, Class B	400	43
		153
Total Consumer Discretionary		2,743
CONSUMER STAPLES 5.2%
Beverages 0.8%
PepsiCo	3,150	200
		200
Food & Staples Retailing 2.9%
CVS/Caremark	13,112	447
Sysco	2,800	95
Wal-Mart	4,340	204
		746
Household Products 1.5%
Procter & Gamble	6,335	400
		400
Total Consumer Staples		1,346
ENERGY 7.5%
Energy Equipment & Services 4.7%
Baker Hughes	3,800	251
Schlumberger	8,000	553
Smith International	8,100	389
		1,193
Oil, Gas & Consumable Fuels 2.8%
EOG Resources	1,200	86
ExxonMobil	4,200	317
Murphy Oil	2,300	123
Sunoco	100	7
Total, ADR	2,700	188
		721

Total Energy		1,914
FINANCIALS 20.9%

Capital Markets 12.3%
Ameriprise Financial	1,430	82
Charles Schwab	12,700	232
E*TRADE Financial (1)	10,000	212
Fortress Investment Group, Class A	200	6
Franklin Resources	3,450	417
Goldman Sachs	1,750	361
Legg Mason	2,450	231
Mellon Financial	3,500	151
Merrill Lynch	2,200	180
Morgan Stanley	4,000	315
Northern Trust	3,400	204
State Street	6,800	440
UBS (CHF)	5,589	333
		3,164
Commercial Banks 0.7%
Wells Fargo	5,100	176
		176
Consumer Finance 1.9%
American Express	6,550	369
SLM Corporation	2,800	115
		484
Diversified Financial Services 2.5%
Chicago Mercantile Exchange Holdings	300	160
Citigroup	6,100	313
Deutsche Boerse (EUR)	364	83
IntercontinentalExchange (1)	700	86
		642
Insurance 3.0%
American International Group	6,050	406
Hartford Financial Services	1,100	105
Prudential Financial	2,800	253
		764
Thrifts & Mortgage Finance 0.5%
Countrywide Financial	4,000	135
		135
Total Financials		5,365
HEALTH CARE 18.1%
Biotechnology 4.4%
Amgen (1)	3,530	197
Celgene (1)	3,500	184
Genentech (1)	4,300	353
Gilead Sciences (1)	5,300	405
		1,139
Health Care Equipment & Supplies 3.1%
Alcon	300	40
Baxter International	900	47
Medtronic	6,200	304
St. Jude Medical (1)	4,900	184
Stryker	3,400	226
		801
Health Care Providers & Services 6.8%
Aetna	4,400	193
Cardinal Health	1,300	95
Express Scripts (1)	2,200	177
Humana (1)	1,700	99
Laboratory Corporation of America (1)	800	58
Medco (1)	3,400	247
UnitedHealth Group	10,200	540
WellPoint (1)	4,000	324
		1,733
Life Sciences Tools & Services 0.2%
Thermo Fisher Scientific (1)	1,000	47
		47
Pharmaceuticals 3.6%
Allergan	800	89
Eli Lilly	1,300	70
Johnson & Johnson	50	3
Merck	1,000	44
Novartis (CHF)	3,540	193
Roche Holding (CHF)	1,384	245
Schering-Plough	1,100	28
Sepracor (1)	1,900	89
Wyeth	3,350	168
		929

Total Health Care		4,649
INDUSTRIALS & BUSINESS SERVICES 9.2%
Aerospace & Defense 1.2%
General Dynamics	2,300	176
Rockwell Collins	1,300	87
United Technologies	500	32
		295
Air Freight & Logistics 0.5%
Expeditors International of Washington	3,200	132
		132
Industrial Conglomerates 4.5%
GE	26,000	919
Tyco International	7,600	240
		1,159
Machinery 3.0%
Danaher	8,640	617
Illinois Tool Works	2,200	114
Joy Global	900	39
		770

Total Industrials & Business Services		2,356
INFORMATION TECHNOLOGY 23.5%
Communications Equipment 5.2%
Cisco Systems (1)	18,200	464
Corning (1)	4,300	98
Juniper Networks (1)	11,300	222
LM Ericsson (SEK)	39,900	147
Nokia, ADR (1)	8,800	202
QUALCOMM	4,800	205
		1,338
Computers & Peripherals 2.3%
Apple (1)	3,700	344
Dell (1)	3,900	91
EMC (1)	9,100	126
Hewlett-Packard	800	32
		593
Internet Software & Services 4.2%
eBay (1)	6,200	205
Google, Class A (1)	1,250	573
Monster Worldwide (1)	3,200	152
Yahoo! (1)	4,900	153
		1,083
IT Services 1.3%
Accenture, Class A	500	19
Automatic Data Processing (1)	6,700	293
Broadridge Financial (1)	575	12
Paychex	100	4
		328
Semiconductor & Semiconductor Equipment 5.0%
Analog Devices	4,850	167
Applied Materials	3,800	70
ASML Holding, ADS (1)	3,600	89
Intel	8,300	159
Marvell Technology Group (1)	13,200	222
Maxim Integrated Products	6,400	188
Texas Instruments	5,400	162
Xilinx	8,200	211
		1,268
Software 5.5%
Adobe Systems (1)	4,600	192
Autodesk (1)	4,100	154
Electronic Arts (1)	2,100	106
Intuit (1)	2,900	79
Microsoft	23,700	661
Oracle (1)	12,100	219
		1,411

Total Information Technology		6,021
MATERIALS 0.8%
Chemicals 0.8%
Monsanto	3,800	209
Total Materials		209
TELECOMMUNICATION SERVICES 3.4%
Wireless Telecommunication Services 3.4%
America Movil, ADR, Series L	6,200	296
American Tower Systems, Class A (1)	9,100	355
Rogers Communications, Class B	6,500	213
Total Telecommunication Services		864
Total Common Stocks (Cost $19,820)		25,467
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
T. Rowe Price Reserve Investment Fund, 5.37% (2)(3)	109,038	109
Total Short-Term Investments (Cost $109)		109
Total Investments in Securities
99.7% of Net Assets (Cost $19,929)		$25,576

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 3
ADR	American Depository Receipts
ADS	American Depository Shares
CHF	Swiss Franc
EUR	Euro
SEK	Swedish Krona

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Large-Cap Core Growth Fund
Unaudited	March 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Equity Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Large-Cap Core Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital growth through investments in the common stocks of large-cap growth companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for federal income tax purposes was $19,929,000. Net unrealized gain aggregated $5,647,000 at period-end, of which $5,776,000 related to appreciated investments and $129,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended March 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $3,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at March 31, 2007, and December 31, 2006, was $109,000 and $378,000, respectively.

T. ROWE PRICE INSTITUTIONAL CONCENTRATED LARGE-CAP VALUE FUND
Unaudited		March 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 98.5%
CONSUMER DISCRETIONARY 17.9%
Diversified Consumer Services 3.5%
H&R Block	10,700	225
		225
Media 10.6%
EchoStar Communications, Class A (1)	3,350	145
Liberty Media Capital, Class A (1)	2,050	227
Time Warner	16,050	317
		689
Specialty Retail 3.8%
Home Depot	6,800	250
		250
Total Consumer Discretionary		1,164
CONSUMER STAPLES 6.6%
Beverages 6.6%
Anheuser-Busch	2,800	141
Coca-Cola	6,000	288
Total Consumer Staples		429
ENERGY 11.6%
Energy Equipment & Services 2.3%
Baker Hughes	2,250	149
		149
Oil, Gas & Consumable Fuels 9.3%
Murphy Oil	2,700	144
Statoil ASA, ADR	5,000	135
Total, ADR	4,700	328
		607
Total Energy		756
FINANCIALS 20.3%
Commercial Banks 9.1%
First Horizon National	5,400	224
Royal Bank of Scotland (GBP)	5,300	207
U.S. Bancorp	4,500	158
		589
Diversified Financial Services 2.9%
Citigroup	3,700	190
		190
Insurance 8.3%
Genworth Financial, Class A	3,250	114
Hartford Financial Services	1,500	143
Marsh & McLennan	9,600	281
		538
Total Financials		1,317
HEALTH CARE 7.7%
Pharmaceuticals 7.7%
Johnson & Johnson	2,300	139
Pfizer	7,800	197
Wyeth	3,300	165
Total Health Care		501
INDUSTRIALS & BUSINESS SERVICES 13.0%
Industrial Conglomerates 11.8%
GE	8,950	316
Tyco International	14,300	451
		767
Machinery 1.2%
Illinois Tool Works	1,450	75
		75
Total Industrials & Business Services		842
INFORMATION TECHNOLOGY 8.2%
Computers & Peripherals 2.4%
IBM	1,650	156
		156
Semiconductor & Semiconductor Equipment 2.0%
Intel	6,850	131
		131
Software 3.8%
Microsoft	8,800	245
		245
Total Information Technology		532
MATERIALS 6.5%
Chemicals 2.7%
DuPont	3,500	173
		173
Paper & Forest Products 3.8%
International Paper	6,800	247
		247
Total Materials		420
TELECOMMUNICATION SERVICES 4.2%
Wireless Telecommunication Services 4.2%
Sprint Nextel	14,500	275
Total Telecommunication Services		275
UTILITIES 2.5%
Electric Utilities 2.5%
Entergy	1,550	163
Total Utilities		163
Total Common Stocks (Cost $5,993)		6,399
SHORT-TERM INVESTMENTS 1.3%
Money Market Funds 1.3%
T. Rowe Price Reserve Investment Fund, 5.37% (2)(3)	81,999	82
Total Short-Term Investments (Cost $82)		82
Total Investments in Securities
99.8% of Net Assets (Cost $6,075)		$6,481

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 3
ADR	American Depository Receipts
GBP	British Pound

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price Institutional Concentrated Large-Cap Value Fund
Unaudited	March 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Equity Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Concentrated Large-Cap Value Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for federal income tax purposes was $6,075,000. Net unrealized gain aggregated $406,000 at period-end, of which $464,000 related to appreciated investments and $58,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended March 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $1,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at March 31, 2007, and December 31, 2006, was $82,000 and $111,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Equity Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 18, 2007